AB Relative Value Fund, Inc.

Portfolio of Investments

January 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 93.0%
Financials – 17.8%
Banks – 6.3%
Citigroup, Inc.	443,930	$25,743,501
JPMorgan Chase & Co.	302,250	38,890,508
Wells Fargo & Co.	1,311,330	39,182,540

		103,816,549

Capital Markets – 2.7%
Goldman Sachs Group, Inc. (The)	43,480	11,790,471
LPL Financial Holdings, Inc.	118,638	12,853,241
Northern Trust Corp.	229,610	20,478,916

		45,122,628

Consumer Finance – 0.5%
Capital One Financial Corp.	79,042	8,240,919

Diversified Financial Services – 4.0%
Berkshire Hathaway, Inc. - Class B(a)	286,240	65,225,509

Insurance – 4.3%
Aflac, Inc.	232,949	10,524,636
Allstate Corp. (The)	376,490	40,352,198
Fidelity National Financial, Inc.	403,300	14,639,790
Reinsurance Group of America, Inc. - Class A	43,929	4,614,741

		70,131,365

		292,536,970

Industrials – 15.8%
Aerospace & Defense – 2.3%
Curtiss-Wright Corp.	121,350	12,594,917
Hexcel Corp.(b)	277,398	12,111,197
Raytheon Technologies Corp.	196,795	13,132,130

		37,838,244

Airlines – 0.3%
Southwest Airlines Co.(b)	134,658	5,916,873

Construction & Engineering – 2.0%
EMCOR Group, Inc.	190,810	16,848,523
Valmont Industries, Inc.	80,928	15,612,630

		32,461,153

Electrical Equipment – 3.8%
Emerson Electric Co.	511,801	40,611,409
Hubbell, Inc.	144,520	22,487,312

		63,098,721

Industrial Conglomerates – 0.8%
3M Co.	71,670	12,589,552

Machinery – 2.2%
Altra Industrial Motion Corp.	279,920	14,390,687
Crane Co.	121,892	9,224,786
Middleby Corp. (The)(a)	47,700	6,473,844
Westinghouse Air Brake Technologies Corp.	85,270	6,327,887

		36,417,204

Company	Shares	U.S. $ Value

Professional Services – 1.6%
Robert Half International, Inc.	396,380	$26,755,650

Road & Rail – 1.9%
Kansas City Southern	71,445	14,479,758
Knight-Swift Transportation Holdings, Inc.	402,884	16,115,360

		30,595,118

Trading Companies & Distributors – 0.9%
MSC Industrial Direct Co., Inc. - Class A(b)	188,254	14,602,863

		260,275,378

Consumer Discretionary – 13.6%
Auto Components – 2.3%
BorgWarner, Inc.(b)	422,220	17,729,018
Gentex Corp.	584,090	19,304,174

		37,033,192

Distributors – 2.3%
LKQ Corp.(a)	1,082,910	37,999,312

Household Durables – 3.1%
DR Horton, Inc.	502,560	38,596,608
Garmin Ltd.	110,650	12,709,259

		51,305,867

Multiline Retail – 3.4%
Dollar General Corp.	116,460	22,664,281
Target Corp.	184,380	33,404,124

		56,068,405

Specialty Retail – 1.7%
AutoZone, Inc.(a)	12,080	13,509,910
Murphy USA, Inc.	118,460	14,756,562

		28,266,472

Textiles, Apparel & Luxury Goods – 0.8%
Deckers Outdoor Corp.(a)	47,360	13,828,173

		224,501,421

Health Care – 13.1%
Biotechnology – 5.2%
Alexion Pharmaceuticals, Inc.(a)	247,020	37,875,577
Amgen, Inc.(b)	199,340	48,126,656

		86,002,233

Health Care Providers & Services – 4.0%
Anthem, Inc.	106,252	31,554,719
Cigna Corp.	157,162	34,112,012

		65,666,731

Company	Shares	U.S. $ Value

Pharmaceuticals – 3.9%
Pfizer, Inc.	389,270	$13,974,793
Roche Holding AG (Sponsored ADR)(b)	1,131,250	49,107,562

		63,082,355

		214,751,319

Information Technology – 12.6%
Communications Equipment – 4.1%
Ciena Corp.(a) (b)	130,190	6,950,844
Cisco Systems, Inc./Delaware	514,570	22,939,531
F5 Networks, Inc.(a)	160,730	31,495,043
Lumentum Holdings, Inc.(a) (b)	69,594	6,527,917

		67,913,335

Electronic Equipment, Instruments & Components – 1.1%
Keysight Technologies, Inc.(a)	85,980	12,173,908
Littelfuse, Inc.	24,030	5,848,181

		18,022,089

IT Services – 5.9%
Cognizant Technology Solutions Corp. - Class A	195,820	15,264,169
FleetCor Technologies, Inc.(a)	24,460	5,937,665
Leidos Holdings, Inc.(b)	418,195	44,353,762
MAXIMUS, Inc.	411,714	30,903,253

		96,458,849

Semiconductors & Semiconductor Equipment – 1.5%
Lam Research Corp.	25,230	12,210,059
MKS Instruments, Inc.	76,020	12,016,481

		24,226,540

		206,620,813

Communication Services – 7.5%
Diversified Telecommunication Services – 6.8%
Comcast Corp. - Class A	1,274,859	63,194,761
Verizon Communications, Inc.	876,720	48,000,420

		111,195,181

Media – 0.7%
Discovery, Inc. - Class A(a) (b)	284,949	11,802,587

		122,997,768

Consumer Staples – 5.9%
Food & Staples Retailing – 2.9%
Walmart, Inc.	344,948	48,461,745

Tobacco – 3.0%
Philip Morris International, Inc.	608,520	48,468,618

		96,930,363

Energy – 2.5%
Energy Equipment & Services – 0.4%
Helmerich & Payne, Inc.(b)	255,007	6,191,570

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 2.1%
Chevron Corp.	88,910	$7,575,132
ConocoPhillips	157,702	6,312,811
EOG Resources, Inc.	243,530	12,410,289
Phillips 66(b)	130,440	8,843,832

		35,142,064

		41,333,634

Real Estate – 2.2%
Equity Real Estate Investment Trusts (REITs) – 0.5%
Mid-America Apartment Communities, Inc.	57,500	7,633,125

Real Estate Management & Development – 1.7%
CBRE Group, Inc. - Class A(a)	467,960	28,536,201

		36,169,326

Materials – 2.0%
Containers & Packaging – 0.5%
Avery Dennison Corp.	50,280	7,585,744

Metals & Mining – 1.5%
BHP Group Ltd. (Sponsored ADR)(b)	209,070	13,961,694
Steel Dynamics, Inc.	330,270	11,318,353

		25,280,047

		32,865,791

Total Common Stocks (cost $1,214,879,380)		1,528,982,783

SHORT-TERM INVESTMENTS – 7.2%
Investment Companies – 7.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $118,056,560)	118,056,560	118,056,560

Total Investments Before Security Lending Collateral for Securities Loaned – 100.2% (cost $1,332,935,940)		1,647,039,343

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $22,195,997)	22,195,997	22,195,997

U.S. $ Value

Total Investments – 101.6% (cost $1,355,131,937)(f)	$1,669,235,340
Other assets less liabilities – (1.6)%	(25,627,362)

Net Assets – 100.0%	$1,643,607,978

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $348,540,819 and gross unrealized depreciation of investments was $(34,437,416), resulting in net unrealized appreciation of $314,103,403.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Relative Value Fund, Inc.

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$1,528,982,783	$—	$—	$1,528,982,783
Short-Term Investments	118,056,560	—	—	118,056,560
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	22,195,997	—	—	22,195,997

Total Investments in Securities	1,669,235,340	—	—	1,669,235,340
Other Financial Instruments(b)	—	—	—	—

Total	$1,669,235,340	$—	$—	$1,669,235,340

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$71,151	$158,178	$111,272	$118,057	$6
Government Money Market Portfolio*	10,119	47,767	35,690	22,196	2
Total	$81,270	$205,945	$146,962	$140,253	$8

*	Investments of cash collateral for securities lending transactions